Note 7. Operating Segments and Significant Customers (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Number of Reportable Segments	2
Largest Customer [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage	18.00%	26.00%	12.00%
Largest Customer [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage Amount	5.00%	15.00%
Second Largest Customer [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage	8.00%	3.00%	0.00%
Second Largest Customer [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage Amount	10.00%	4.00%
Third Largest Customer [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage	8.00%	9.00%	16.00%
Third Largest Customer [Member] | Credit Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage Amount	13.00%	12.00%
Fourth Largest Customer [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage	6.00%	10.00%	14.00%
Fourth Largest Customer [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage Amount	3.00%	4.00%
Next Largest Customer [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage	6.00%	13.00%	22.00%
Next Largest Customer [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Note 7. Operating Segments and Significant Customers (Details) [Line Items]
Concentration Risk, Percentage Amount	10.00%	22.00%